Income taxes - Maturity Of Deferred Tax Losses and Credits (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses expiring:	€ 1,268	€ 1,394	€ 1,660
Tax credits expiring:	93	92	101
Deductible temporary differences	12	17	79
Total	1,373	1,503	1,840
Tax effected
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses expiring:	255	265	289
Tax credits expiring:	93	92	101
Deductible temporary differences	3	4	20
Total	351	361	410
Within 10 years | Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses expiring:	4	0	0
Tax credits expiring:	60	57	58
Within 10 years | Tax effected
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses expiring:	1	0	0
Tax credits expiring:	60	57	58
Beyond 10 years | Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses expiring:	3	3	3
Tax credits expiring:	33	35	43
Beyond 10 years | Tax effected
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses expiring:	1	1	1
Tax credits expiring:	33	35	43
No time limit | Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses expiring:	1,261	1,391	1,657
Deductible temporary differences	12	17	79
No time limit | Tax effected
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses expiring:	253	264	288
Deductible temporary differences	€ 3	€ 4	€ 20